Deferred Policy Acquisition Costs - Activity in Deferred Policy Acquisition Costs (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance at beginning of period	$ 10,290	$ 12,267	$ 12,267	$ 12,243	$ 11,906
Deferred policy acquisition costs	2,757	3,321	20,202	28,475	26,442
Amortization of policy acquisition costs	(4,721)	(5,464)	(22,179)	(28,451)	(26,105)
Net change	(1,964)	(2,143)	(1,977)	24	337
Balance at end of period	$ 8,326	$ 10,124	$ 10,290	$ 12,267	$ 12,243